INCOME TAXES (BENEFIT) - Narratives (Details) - JPY (¥) ¥ in Thousands			12 Months Ended
	Mar. 29, 2016	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
INCOME TAXES
Combined statutory tax rate (as a percent)			30.62%	33.06%	35.64%
Fiscal year beginning April 1, 2015
INCOME TAXES
Combined statutory tax rate (as a percent)		33.10%
Fiscal year beginning April 1, 2016
INCOME TAXES
Combined statutory tax rate (as a percent)		32.34%
Fiscal year from April 1, 2016 to March 31, 2018
INCOME TAXES
Combined statutory tax rate (as a percent)	30.86%
Fiscal year beginning April 1, 2018
INCOME TAXES
Combined statutory tax rate (as a percent)	30.62%
Korean subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets				¥ (17,666)
Subsidiaries in Taiwan
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets			¥ (1,683)
Valuation allowance for deferred tax assets arising from operating loss carryforwards
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets			¥ 50,528	¥ 61,670
Valuation allowance for deferred tax assets arising from operating loss carryforwards | Taiwanese And Domestic subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					¥ 20,536
Valuation allowance for acquisition related costs
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					28,395
Valuation allowance for deferred tax assets arising from research and development tax credit
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					¥ (16,262)